SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
Movement of Allowance for Doubtful Accounts

The following table presents the movement of the allowance for doubtful accounts:

	December 31, 2009	December 31, 2010	December 31, 2011
Beginning Balance	0	4,551	6,226
Additions	4,551	1,690	108,925
Reversal of allowance for doubtful accounts	0	(156)	(835)
Write-off of accounts receivable charged	0	0	0
Foreign currency exchange rate effect	0	141	2,972

Ending balance	4,551	6,226	117,288

Estimated Useful Lives of Property, Plant and Equipment

The estimated useful lives of the Group’s property, plant and equipment are as follows:

Buildings	30 years
Plant and machinery	10 and 15 years
Furniture, fixture and office equipment	5 years
Motor vehicles	6 years

Government Subsidy

The Group received government subsidies of US$103,572, US$45,775 and US$109,000 for the years ended December 31, 2009, 2010 and 2011, respectively, and recognized the subsidies as follows:

	December 31, 2009	December 31, 2010	December 31, 2011
Reduction to cost of goods sold	4,776	33,317	65,855
Reduction to selling and G&A expenses	0	323	235
Other income	26,927	5,625	33,698
Reduction to acquisition cost of the equipment	4,673	2,723	2,387
Deferred revenue	67,196	3,787	6,825

Total	103,572	45,775	109,000